Financial Instruments	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Financial instruments

Note 20 – Financial instruments

A.	Risk management policy

The actions of the Group expose it to various financial risks, such as a credit risk, market risk (including a foreign currency risk and share price risk), liquidity risk and cash flow risk for the interest rate. The comprehensive risk-management policy of the Group focuses on actions to limit the potential negative impacts on financial performance of the Group to a minimum. The Group does not typically use derivative financial instruments in order to hedge exposures. Risk management is performed by the Group’s Chief Executive Officer in accordance with the policy approved by the board of directors.

The Group Audit Committee oversees how management monitors compliance with the Group’s risk management policies and procedures, and reviews the adequacy of the risk management framework in relation to the risks faced by the Group. The Group Audit Committee is assisted in its oversight role by Internal Audit. Internal Audit undertakes both regular and ad hoc reviews of risk management controls and procedures, the results of which are reported to the Audit Committee.

B.	Credit risk

The Group does not have a significant concentration of credit risks.

The cash of the Group is deposited in Israeli, European and U.S. banking corporations. In the estimation of the Group’s management, the credit risk for these financial instruments is low. The Company had bank accounts and deposits with Silicon Valley Bank, most of which were drawn and transferred to other banks in March 2023. As of the reporting date, the remaining cash and deposits balance in Silicon Valley Bank is immaterial.

In the estimation of the Group’s management, it does not have any material expected credit losses.

C.	Market risk

(1)	Foreign currency risk

A currency risk is the risk of fluctuations in a financial instrument as a result of changes in the exchange rate of the foreign currency.

The following is the classification and linkage terms of the financial instruments of the Group:

	NIS	USD	Other	Total
December 31, 2023
Cash	24,537	278,993	6,041	309,571
Bank deposits	110,881	431,086	—	541,967
Restricted deposits	555	386	—	941
Trade receivables (net)	67	8,193	4,450	12,710
Other receivables	5,126	2,935	1,452	9,513
Investment in securities	—	138,446	—	138,446
	141,166	860,039	11,943	1,013,148
Financial liabilities at amortized cost	(9,415)	(10,019)	(11,161)	(30,595)
Total net financial assets	131,751	850,020	782	982,553

December 31, 2022
Cash	37,812	639,318	8,232	685,362
Bank deposits	100,289	246,374	—	346,663
Restricted deposits	524	386	—	910
Trade receivables (net)	46	1,867	4,429	6,342
Other receivables	1,817	3,150	2,333	7,300
Investment in securities	—	114,984	—	114,984
	140,488	1,006,079	14,994	1,161,561
Financial liabilities at amortized cost	(11,545)	(9,851)	(16,340)	(37,736)

The following is a sensitivity analysis of changes to profit (loss) and equity in the exchange rate of the NIS as of December 31:

	2022	2023
Increase at a rate of 5%	6,447	6,588
Increase at a rate of 10%	12,894	13,175
Decrease at a rate of 5%	(6,447)	(6,588)
Decrease at a rate of 10%	(12,894)	(13,175)

(2)	Share price risk

During 2022, the Group acquired shares of Stratasys Ltd. (“Stratasys”), a technology company traded on the Nasdaq Stock Exchange and engaged in the 3D printing solutions area, for an amount of $177,775. As of December 31, 2023, the Company owns 9,695,115 of Stratasys’ ordinary shares, with a value of approximately $138,446 (2022: $114,984) which constitute, as of December 31, 2023, approximately 14.02% (2022: 14.5%) of Stratasys’ ordinary shares. Therefore. a revaluation profit was recorded in amount of $23,462 (2022: loss of $62,791). A change of 1% in Stratasys’ share price would have increased (decrease) profit or loss by the amount of $1,384 (2022: $1,150).

On July 24, 2022, Stratasys’ board of directors approved a poison pill mechanism, which will block the possibility of controlling or having a significant influence on Stratasys without the approval of Stratasys’ board of directors. In accordance with the approved poison pill, when there will be a shareholder who owns 15% of Stratasys, every other shareholder will be entitled to purchase a new share issued to such shareholder by Stratasys at a price of $0.01 per share, and in this way will be able to dilute the shareholder who owns 15%, which is not entitled to this right, unless the purchase of the shares that reached the 15% threshold was approved by the Stratasys’ board of directors. The poison pill was valid for one year, until July 24, 2023.

On December 21, 2023, Stratasys’ board of directors approved a new poison pill mechanism, which is substantially a duplication of the previous poison pill, with some minor changes (the “Revised Poison Pill”). The Revised Poison Pill is valid for one year, until December 2024.

D.	Fair value of financial instruments

The carrying amounts of certain financial assets and liabilities, including cash and cash equivalents, trade receivables, other receivables, trade payables and other payables are the same or proximate to their fair value.

The table below presents an analysis of financial instruments measured at fair value through profit or loss using a valuation methodology in accordance with the fair value hierarchy levels (for a definition of the various hierarchy levels, see Note 2.E regarding the basis of preparation of the financial statements).

December 31, 2023
	Level 1	Level 2	Total
Financial assets:
Traded shares	138,446	—	138,446
Total assets:	138,446	—	138,446
Financial liabilities:
Liability in respect of warrants	—	56	56
Total liabilities	—	56	56
Presented under current liabilities	—	56	56

December 31, 2022
	Level 1	Level 2	Total
Financial assets:
Traded shares	114,984	—	114,984
Total assets:	114,984	—	114,984
Financial liabilities:
Liability in respect of warrants	—	69	69
Contingent consideration in business combination	—	4,982	4,982
Total liabilities	—	5,051	5,051
Presented under current liabilities	—	4,982	4,982
Presented under non-current liabilities	—	69	69

(1)	Details regarding fair value measurement at Level 2

(a)	Warrants Issued in February 2019

In February 2019, the Company issued, as part of a public offering in the United States, 1,600,000 non-tradable warrants with an exercise price of $8.625 per ADS and term of 5 years. In certain cases, the warrants may be exercised on a cashless basis. Therefore, the warrants are accounted for as derivative instruments which are classified as a liability and measured at fair value through profit or loss.

Since the offering certain warrants were exercised. As of December 31, 2023, 1,316,010 warrants remained outstanding.

The fair value of the warrants was measured as of December 31, 2023 and December 31, 2022, at an amount of approximately $0 and $6, respectively.

The fair value of the warrants was measured using the Black-Scholes model. The following inputs were used to determine the fair value:

Expected term of warrant (a) – 0.1 years (2022: 1.1 years).

Expected volatility (b) – 51.2% (2022: 48.5%).

Risk-free rate (c) – 5.3% (2022: 4.7%).

Expected dividend yield – 0%.

(a)	Based on contractual terms.
(b)	Based on the historical volatility of the Company’s ordinary shares and ADSs.
(c)	Based on traded zero-coupon U.S. treasury bonds with maturity equal to expected terms.

(b)	Warrants Issued in September 2019

In August 2019, the Company issued, as part of a securities purchase agreement of convertible promissory notes, non-tradable warrants to purchase 62,668,850 ADSs. The warrants have a variable exercise price, equal to 125% of the conversion price of the convertible promissory notes, and are exercisable upon the six-month anniversary of issuance and will expire five years from the date of issuance.

The warrants have been classified as financial liability that are measured at fair value through profit and loss as neither the exercise price nor the number of shares to be issued is fixed.

On February 4, 2020, the Company agreed to amend the exercise price of the warrants to $1.914 per ADS, and the Company and the investors agreed to terminate substantially all remaining warrants, besides warrants to purchase 95,620 ADSs.

The fair value of the warrants was measured as of December 31, 2023 and December 31, 2022, at an amount of approximately $56 and $63, respectively.

The fair value of the warrants was measured using the Black-Scholes model. The following inputs were used to determine the fair value:

Expected term of warrant (a) – 0.68 years (2022: 1.68 years).

Expected volatility (b) – 47.57% (2022: 48.15%).

Risk-free rate (c) – 4.84% (2022: 4.48%).

Expected dividend yield –0%.

(a)	Based on contractual terms.
(b)	Based on the historical volatility of the Company’s ordinary shares and ADSs.
(c)	Based on traded zero-coupon U.S. treasury bonds with maturity equal to expected terms.

(C)	Contingent consideration in business combination

On November 2, 2021, the Group acquired 100% of the shares and voting interests in Essemtec. The consideration transferred included earn-out cash consideration payments.

As of December 31, 2022, the fair value of the contingent consideration was determined by an external valuer. The fair value of the earn-out cash payment, in the amount of $4,982 was measured by discounting the expected earn-out payment based on the actual gross profit results recorded by Essemtec in the fiscal year ended December 31, 2022. Therefore, the measurement of the liability was based on level 2 data. The following inputs were used to determine the fair value:

Essemtec’s underlying gross profit – approximately CHF 13,850.

Risk free rate – 0.96%.

During 2023, the Company paid an amount of $5,295 and settled this liability.

(2)	Sensitivity analysis for share price

If the share price had increased or decreased by 10%, the fair value of the warrants issued in February 2019 would not have changed (remains 0).

E.	Liquidity risk

The table below presents the repayment dates of the Group’s financial liabilities based on the contractual terms in undiscounted amounts:

	First year	More than a year	Total
December 31, 2023
Trade payables	4,696	—	4,696
Other payables	9,838	—	9,838
Financial derivatives and deferred consideration	56	—	56
Lease liabilities	4,473	8,742	13,215
Other long-term liability	38	595	633
Liability in respect of government grants	262	1,895	2,157
	19,363	11,232	30,595
December 31, 2022
Trade payables	3,722	—	3,722
Other payables	18,810	—	18,810
Financial derivatives	8,798	69	8,867
Lease liabilities	4,846	12,374	17,220
Other long-term liability	363	1,011	1,374
Liability in respect of government grants	494	1,492	1,986
	37,033	14,946	51,979